Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Total share- holders’ equity		Called up share capital & share premium	Other equity instru- ments	Retained earnings		Financial assets at FVOCI reserve		Cash flow hedg-ing reserve		Foreign ex-change reserve		Group reorgan-isation reserve (‘GRR’)5 [2]	Insurance finance reserve		Non-contro-lling interests
Opening equity for the period (Previously stated) at Dec. 31, 2021	[1]	£ 23,715		£ 23,584		£ 797	£ 3,722	£ 24,735		£ 1,081		£ (7)		£ 948		£ (7,692)	£ 0		£ 131
Opening equity for the period (IFRS17 Transition) at Dec. 31, 2021	[1]	(570)		(570)				(578)		522							(514)
Opening equity for the period at Dec. 31, 2021	[1]	23,145		23,014		797	3,722	24,157		1,603		(7)		948		(7,692)	(514)		131
Profit for the period | Previously stated		241
Profit for the period | IFRS17 Transition		179
Profit for the period	[1]	179	[3]	175				175											4
Other comprehensive expense for the period, net of tax | Previously stated		362
Other comprehensive expense for the period, net of tax | IFRS17 Transition		350
Other comprehensive expense for the period, net of tax		(111)	[4]	(108)	[1]			429	[1]	(1,510)	[1]	(433)	[1]	352	[1]		1,054	[1]	(3)	[1]
– debt instruments at fair value through other comprehensive income | Previously stated		(456)
– debt instruments at fair value through other comprehensive income | IFRS17 Transition		(1,516)
– debt instruments at fair value through other comprehensive income		(1,516)	[4]	(1,511)	[1]					(1,511)	[1]								(5)	[1]
– equity instruments designated at fair value through other comprehensive income | Previously stated		1
– equity instruments designated at fair value through other comprehensive income | IFRS17 Transition		1
– equity instruments designated at fair value through other comprehensive income	[1]	1		1						1
– cash flow hedges		(433)	[4]	(433)	[1]							(433)	[1]
– remeasurement of defined benefit asset/liability		64	[4]	64	[1]			64	[1]
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk2	[5]	365	[4]	365	[1]			365	[1]
– insurance finance income/ (expense) recongnised in other comprehensive income	[1]	1,054		1,054													1,054
– exchange differences		354	[4]	352	[1]									352	[1]				2	[1]
Total comprehensive income for the period	[1]	68		67				604		(1,510)		(433)		352			1,054		1
Capital securities issued during the period	[1]	208		208			208
Dividends recognised as distributions to owners	[1],[6]	(61)		(59)				(59)											(2)
Net impact of equity-settled share-based payments	[1]	(3)
Change in business combinations and other movements | Previously stated		129
Change in business combinations and other movements | IFRS17 Transition		121
Change in business combinations and other movements	[1]	(23)		(23)				(24)		1
Closing equity for the period (Previously stated) at Jun. 30, 2022		23,992						25,323		632
Closing equity for the period (IFRS17 Transition) at Jun. 30, 2022		23,334
Closing equity for the period at Jun. 30, 2022	[1]	23,334		23,204		797	3,930	24,675		94		(440)		1,300		(7,692)	540		130
Profit for the period | Previously stated		(639)
Profit for the period | IFRS17 Transition		(732)
Profit for the period	[1]	(732)		(738)				(738)											6
Other comprehensive expense for the period, net of tax | Previously stated		(237)
Other comprehensive expense for the period, net of tax | IFRS17 Transition		(254)
Other comprehensive expense for the period, net of tax	[1]	(271)		(276)				(62)		(371)		(510)		313			354		5
– debt instruments at fair value through other comprehensive income | Previously stated		2
– debt instruments at fair value through other comprehensive income | IFRS17 Transition		(370)
– debt instruments at fair value through other comprehensive income	[1]	(370)		(370)						(370)
– equity instruments designated at fair value through other comprehensive income | Previously stated		(1)
– equity instruments designated at fair value through other comprehensive income | IFRS17 Transition		(1)
– equity instruments designated at fair value through other comprehensive income	[1]	(1)		(1)						(1)
– cash flow hedges	[1]	(510)		(510)								(510)
– remeasurement of defined benefit asset/liability	[1]	(26)		(26)				(26)
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk2	[1],[5]	(36)		(36)				(36)
– insurance finance income/ (expense) recongnised in other comprehensive income	[1]	354		354													354
– exchange differences	[1]	318		313										313					5
Total comprehensive income for the period	[1]	(1,003)		(1,014)				(800)		(371)		(510)		313			354		11
Capital securities issued during the period	[1]	420		420		420
Dividends recognised as distributions to owners	[1],[6]	(993)		(993)				(993)
Net impact of equity-settled share-based payments	[1]	8
Capital contribution	[1],[7]	1,465
Change in business combinations and other movements | Previously stated		899
Change in business combinations and other movements | IFRS17 Transition		902
Change in business combinations and other movements	[1]	2		12				13		(1)									(10)
Closing equity for the period (Previously stated) at Dec. 31, 2022		24,016
Closing equity for the period (IFRS17 Transition) at Dec. 31, 2022		23,233
Closing equity for the period at Dec. 31, 2022	[1]	23,233		23,102		1,217	3,930	24,368		(278)		(950)		1,613		(7,692)	894		131
Profit for the period	[1]	2,203	[3]	2,193				2,193											10
Other comprehensive expense for the period, net of tax	[1]	(726)		(722)				(91)		125		(257)		(415)			(84)		(4)
– debt instruments at fair value through other comprehensive income		125	[4]	125	[1]					125	[1]
– equity instruments designated at fair value through other comprehensive income		0	[4]	0	[1]
– cash flow hedges	[1]	(257)		(257)								(257)
– remeasurement of defined benefit asset/liability		(1)	[4]	(1)	[1]			(1)	[1]
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk2	[1],[5]	(90)		(90)				(90)
– insurance finance income/ (expense) recongnised in other comprehensive income	[1]	(84)		(84)													(84)
– exchange differences		(419)	[4]	(415)	[1]									(415)	[1]		0	[1]	(4)	[1]
Total comprehensive income for the period		1,477	[4]	1,471	[1]			2,102	[1]	125	[1]	(257)	[1]	(415)	[1]		(84)	[1]	6	[1]
Dividends recognised as distributions to owners	[1],[6]	(819)		(816)				(816)											(3)
Net impact of equity-settled share-based payments	[1]	(7)
Change in business combinations and other movements	[1]	6		6				6
Closing equity for the period at Jun. 30, 2023	[1]	£ 23,890		£ 23,756		£ 1,217	£ 3,930	£ 25,653		£ (153)		£ (1,207)		£ 1,198		£ (7,692)	£ 810		£ 134

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	The Group reorganisation reserve ('GRR') is an accounting reserve resulting from the ring-fencing implementation.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[5]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £166m (H1 2022 :was a gain of £320m and H2 2022: loss of £28m).
[6]	The dividends to the parent company includes dividend on ordinary share capital £750m (H1 2022: nil and H2 2022: £850m), coupon payment on additional tier 1 instrument £66m (H1 2022: £59m and H2 2022: £143m).
[7]	HSBC Holdings plc injected £1.5bn of CET1 capital into HSBC Bank plc during November 2022 which in turn injected into HSBC Continental Europe for funding the acquisition of HSBC Bank Malta plc and HSBC Trinkaus & Burkhardt GmbH.